Securities	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities
Note 3.	Securities

Debt and equity securities have been classified in the balance sheets according to management’s intent.  The amortized costs of securities available for sale and their approximate fair values at December 31, 2015 and 2014 follow:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

2015
Government-sponsored enterprises	$4,498,227	$3,130	$10,117	$4,491,240
Mortgage-backed securities	20,233	446	-	20,679
Corporate bonds	300,000	-	300	299,700
Equities and mutual funds	563,321	14,644	48,841	529,124
	$5,381,781	$18,220	$59,258	$5,340,743

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

2014
Government-sponsored enterprises	$3,500,000	$1,170	$4,640	$3,496,530
Mortgage-backed securities	25,592	715	-	26,307
Corporate bonds	300,000	-	45,000	255,000
Equities and mutual funds	552,635	42,900	9,567	585,968
	$4,378,227	$44,785	$59,207	$4,363,805

Restricted equity securities were $397,599 and $618,109 at December 31, 2015 and 2014, respectively.  Restricted equity securities primarily consist of investments in stock of the Federal Home Loan Bank of Atlanta (“FHLB”) and Community Bankers Bank (“CBB”). These investments are carried at cost.  The FHLB requires financial institutions to make equity investments in the FHLB in order to borrow money.  The Company is required to own the stock so long as it borrows from the FHLB.  CBB stock is classified as restricted due to the transfer restrictions placed on the ownership of the stock by the issuer.

At December 31, 2015 and 2014, substantially all government-sponsored enterprises securities were pledged as collateral on public deposits and for other purposes as required or permitted by law.  The mortgage-backed securities were pledged to the FHLB.

Maturities of mortgage-backed bonds are stated based on contractual maturities.  Actual maturities of these bonds may vary as the underlying mortgages are prepaid. The investment in equities and mutual funds by nature have no maturity date and are classified as due in one year or less.

The scheduled maturities of securities (all available for sale) at December 31, 2015, were as follows:

	Amortized Cost	Fair Value

Due in one year or less	$563,321	$529,124
Due after one year through five years	4,810,181	4,803,109
Due after five years through ten years	-	-
Due after ten years	8,279	8,510
	$5,381,781	$5,340,743

The Company had realized losses of $8,993 and $1,670 from the sales of equity and mutual fund investment securities for the years ended December 31, 2015 and 2014, respectively. Total proceeds from the sales amounted to $353,231 and $131,403 in 2015 and 2014, respectively.

The following tables show investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2015 and 2014. These unrealized losses on investment securities are a result of volatility in interest rates and market fluctuations and relate to government-sponsored enterprises, corporate bonds issued by other banks and equities and mutual funds at December 31, 2015 and 2014.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2015
Government-sponsored enterprises	$2,488,110	$10,117	$-	$-	$2,488,110	$10,117
Corporate bonds	-	-	299,700	300	299,700	300
Equities and mutual funds	63,865	22,785	41,140	26,056	105,005	48,841
	$2,551,975	$32,902	$340,840	$26,356	$2,892,815	$59,258

2014
Government-sponsored enterprises	$1,995,360	$4,640	$-	$-	$1,995,360	$4,640
Corporate bonds	-	-	255,000	45,000	255,000	45,000
Equities and mutual funds	69,129	5,592	107,999	3,975	177,128	9,567
	$2,064,489	$10,232	$362,999	$48,975	$2,427,488	$59,207

Management considers the nature of the investment, the underlying causes of the decline in the market value and the severity and duration of the decline in market value in determining if impairment is other than temporary. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Based upon this evaluation, there are two securities in the portfolio with unrealized losses for a period greater than 12 months. We have analyzed each individual security for Other Than Temporary Impairment (“OTTI”) purposes by reviewing delinquencies, loan-to-value ratios, and credit quality and concluded that all unrealized losses presented in the tables above are not related to an issuer’s financial condition but are due to changes in the level of interest rates and market volatility. No declines are deemed to be other than temporary in nature.